Derivative Instruments and Hedging Activities - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Unrealized	$ (2,884)	$ (9,183)	$ 29,884
Unrealized gains (losses)	32,215	3,226	70,650
Realized and unrealized gain on non-designated derivative instruments (note 13)	55,663	23,993	65,668
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (1,396)	(5,354)	25,478
Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments	The effect of the gain (loss) on these derivatives on the Company’s consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	23,387	32,963	56,350	20,227	3,403	23,630	(4,982)	70,252	65,270
Foreign currency forward contracts	61	(748)	(687)	540	(177)	363	—	398	398
	23,448	32,215	55,663	20,767	3,226	23,993	(4,982)	70,650	65,668
The effect of the gain (loss) on these derivatives on the Company's consolidated statements of (loss) income is as follows:

	Year Ended December 31,
	2024 $			2023 $			2022 $
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Cross currency swap agreements	4,220	(26,869)	(22,649)	(19,463)	466	(18,997)	(2,546)	(9,881)	(12,427)

Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	$ 23,448	20,767	(4,982)
Realized and unrealized gain on non-designated derivative instruments (note 13)	55,663	23,993	65,668
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	32,215	3,226	70,650
Interest Rate Swap [Member] | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	23,387	20,227	(4,982)
Realized and unrealized gain on non-designated derivative instruments (note 13)	56,350	23,630	65,270
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	32,963	3,403	70,252
Foreign currency forward contracts | Gain (Loss) on Derivative Instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized gains (losses)	61	540	0
Realized and unrealized gain on non-designated derivative instruments (note 13)	(687)	363	398
Derivative Instruments Not Designated As Hedging Instruments Unrealized Gain (Loss) Net	(748)	(177)	398
Cross-Currency Interest Rate Contract | Foreign currency gain (loss)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	4,220	(19,463)	(2,546)
Foreign Currency Transaction Gain (Loss), Unrealized	(26,869)	466	(9,881)
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ (22,649)	$ (18,997)	$ (12,427)